Nature of Business and Operations (Notes)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]
Nature of Operations
NATURE OF BUSINESS

We are a Delaware limited liability company formed by Cheniere Energy, Inc. (“Cheniere”) (NYSE MKT: LNG) to hold its limited partner interests in Cheniere Energy Partners, L.P. (“Cheniere Partners”), a publicly traded limited partnership (NYSE MKT: CQP). Our only business consists of owning Cheniere Partners’ limited partner units, along with cash or other property that we receive as distributions in respect of such units, and, accordingly, our results of operations and financial condition are dependent on the performance of Cheniere Partners. Unless the context requires otherwise, references to “we,” “us,” “our,” the “Company,” or “Cheniere Holdings” are intended to refer to Cheniere Energy Partners LP Holdings, LLC.

As of December 31, 2013, we owned a 55.9% limited partner interest in Cheniere Partners. No owner of Cheniere Holdings shall be liable for Cheniere Holdings’ debts, liabilities or obligations beyond such owners’ capital contribution.

NATURE OF BUSINESS

We are a Delaware limited liability company formed by Cheniere Energy, Inc. (“Cheniere”) (NYSE MKT: LNG) to hold its limited partner interests in Cheniere Energy Partners, L.P. (“Cheniere Partners”), a publicly traded limited partnership (NYSE MKT: CQP). Our only business consists of owning Cheniere Partners’ limited partner units (the “Cheniere Partners units”), along with cash or other property that we receive as distributions in respect of such units, and, accordingly, our results of operations and financial condition are dependent on the performance of Cheniere Partners. Unless the context requires otherwise, references to “we,” “us,” “our,” the “Company,” or “Cheniere Holdings” are intended to refer to Cheniere Energy Partners LP Holdings, LLC.

On December 12, 2013, the Securities and Exchange Commission declared effective a registration statement with respect to the initial public offering of our common shares (the “IPO”). On December 18, 2013, we completed the IPO of 36.0 million common shares to the public at a price of $20.00 per share for net proceeds of $665.0 million after underwriting discount and offering expenses. The net proceeds from the IPO were used to repay intercompany indebtedness and payables, in the aggregate amount of $272.0 million, and to distribute the remaining proceeds to Cheniere.

At no time prior to the IPO, did we have any operations or own any interest in Cheniere Partners. After the IPO and as of September 30, 2014, our sole purpose was to own the Cheniere Partners units and we expect to have no significant assets or operations other than those related to our interest in Cheniere Partners.

As of September 30, 2014, we owned a 55.9% limited partner interest in Cheniere Partners.

NATURE OF OPERATIONS

We are a publicly traded Delaware limited partnership (NYSE MKT: CQP) formed by Cheniere Energy, Inc. (“Cheniere”). Through our wholly owned subsidiary, Sabine Pass LNG, L.P. (“Sabine Pass LNG”), we own and operate the regasification facilities at the Sabine Pass LNG terminal located on the Sabine Pass deep water shipping channel less than four miles from the Gulf Coast. The Sabine Pass LNG terminal includes existing infrastructure of five LNG storage tanks with capacity of approximately 16.9 Bcfe, two docks that can accommodate vessels with capacity of up to 265,000 cubic meters and vaporizers with regasification capacity of approximately 4.0 Bcf/d. We are developing and constructing natural gas liquefaction facilities (the “Liquefaction Project”) at the Sabine Pass LNG terminal adjacent to the existing regasification facilities through our wholly owned subsidiary, Sabine Pass Liquefaction, LLC (“Sabine Pass Liquefaction”). We plan to construct up to six Trains which are in various stages of development. Each Train is expected to have nominal production capacity of approximately 4.5 mtpa. We also own the 94-mile Creole Trail Pipeline through our wholly owned subsidiary, Cheniere Creole Trail Pipeline, L.P. (“CTPL”), which interconnects the Sabine Pass LNG terminal with a number of large interstate pipelines. Unless the context requires otherwise, references to “Cheniere Partners,” “we,” “us” and “our” refer to Cheniere Energy Partners, L.P. and its subsidiaries, including Sabine Pass LNG, Sabine Pass Liquefaction and CTPL.

As of December 31, 2013, Cheniere owned 100% of our general partner interest and 84.5% of Cheniere Energy Partners LP Holdings, LLC (“Cheniere Holdings”) which owned 12.0 million of our common units, 45.3 million of our Class B units and 135.4 million of our subordinated units.